SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH NOVEMBER 2003

        THE CENTRAL EUROPE AND RUSSIA FUND, INC.
(Name of registered closed-end investment company)

              			     Approx Asset
Date	         Number    Price    Value or Approx       Seller
Each   Ident   Shares     Per      Asset Cov/Shr     or Seller's
Trans   Sec    Purch     Share    at Time of Purch      Broker


11-06	  CEE     8000      21.2650      23.49  	   	Weeden & Co
11-07    " "    3000      21.5210      23.56	       	""
11-11    " "    1900      21.2737      23.41	       	""
11-12    " "     700      21.6629      23.41	       	""
11-19    " "   10000      20.1254      22.53	       	""
11-20    " "   10000      20.2825      22.36	       	""
11-21    " "    4000      20.3935      22.56	       	""
11-24    " "    5000      20.9356      22.82	       	""




The Central Europe and Russia Fund, Inc.
Name of Registrant
By Isabella Chan - Fund Administrator
Date of Statement          12/1/03